STATEMENT OF OPERATIONS - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
CONDENSED STATEMENTS OF OPERATIONS
Formation and operating costs	$ 1,261,199		$ 1,450	$ 2,873,957
Net loss	$ (12,244,108)	$ 4,880,183	$ (1,450)	$ (7,363,925)
Weighted average shares outstanding, basic and diluted (in Shares)	37,153,752		10,350,000	61,945,851
Basic and diluted net loss per common share (in Dollars per share)	$ 0.00		$ 0.00	$ 0.00